ACQUISITION OF BUSINESSES - Acquisitions Completed in 2018 (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill	$ 5,115	$ 2,411
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	4,920	1,834
Contingent consideration		275
Total Consideration	4,920	2,109
Cash and cash equivalents	36	658
Accounts and other receivable, net	1,325	872
Inventory, net	1,825	686
Equity accounted investments	847	329
Property, plant and equipment	6,179	4,874
Intangible assets	6,684	2,803
Goodwill	3,186	937
Deferred income tax asset	439	38
Financial assets	37	412
Other assets	358	1,234
Accounts payable and other	(2,445)	(3,519)
Borrowings		(3,668)
Deferred income tax liabilities	(1,201)	(154)
Net assets acquired before non-controlling interest	17,276	5,502
Non-controlling interest	(12,356)	(3,393)
Net Assets Acquired	4,920	2,109
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	1,156	25
Contingent consideration		0
Total Consideration	1,156	25
Cash and cash equivalents	25	36
Accounts and other receivable, net	171	11
Inventory, net	41	2
Equity accounted investments	9	0
Property, plant and equipment	2,612	56
Intangible assets	264	28
Goodwill	1,450	36
Deferred income tax asset	93	0
Financial assets	10	0
Other assets	0	0
Accounts payable and other	(547)	(28)
Borrowings		(50)
Deferred income tax liabilities	(79)	(2)
Net assets acquired before non-controlling interest	4,055	89
Non-controlling interest	(2,899)	(64)
Net Assets Acquired	1,156	25
Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Cash		1,764
Contingent consideration		275
Total Consideration		2,039
Cash and cash equivalents		592
Accounts and other receivable, net		786
Inventory, net		626
Equity accounted investments		328
Property, plant and equipment		4,631
Intangible assets		2,544
Goodwill		721
Deferred income tax asset		11
Financial assets		410
Other assets		1,234
Accounts payable and other		(3,292)
Borrowings		(3,352)
Deferred income tax liabilities		(80)
Net assets acquired before non-controlling interest		5,159
Non-controlling interest		(3,120)
Net Assets Acquired		2,039
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash	3,764	45
Contingent consideration		0
Total Consideration	3,764	45
Cash and cash equivalents	11	30
Accounts and other receivable, net	1,154	75
Inventory, net	1,784	58
Equity accounted investments	838	1
Property, plant and equipment	3,567	187
Intangible assets	6,420	231
Goodwill	1,736	180
Deferred income tax asset	346	27
Financial assets	27	2
Other assets	358	0
Accounts payable and other	(1,898)	(199)
Borrowings		(266)
Deferred income tax liabilities	(1,122)	(72)
Net assets acquired before non-controlling interest	13,221	254
Non-controlling interest	(9,457)	(209)
Net Assets Acquired	3,764	45
Accounts and other receivable | Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment		(50)
Property, plant and equipment | Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment		(38)
Intangible assets | Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment		(139)
Goodwill | Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment	$ 5
Goodwill | Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment		(39)
Financial assets | Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment		93
Other assets | Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment		208
Accounts payable and other | Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment		(139)
Deferred tax liabilities | Various acquisitions | Infrastructure Services
Disclosure of detailed information about business combination [line items]
Purchase price adjustment		$ (3)